SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING TAXABLE FIXED INCOME FUNDS
For the Allspring International Bond Fund (the “Fund”)

Peter Wilson has announced his intent to retire from Allspring Global Investments (UK) Limited effective May 16, 2022. After May 16, 2022, Peter Wilson is removed as a portfolio manager and all references to Peter Wilson in the Fund’s prospectuses, summary prospectuses and statement of additional information are hereby removed.

Effective immediately, Henrietta Pacquement, CFA, is added as a portfolio manager for the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited

Michael Lee, Portfolio Manager / 1993
Henrietta Pacquement, CFA, Portfolio Manager / 2022
Alex Perrin, Portfolio Manager / 1993
Lauren van Biljon, CFA, Portfolio Manager / 2018
Peter Wilson[1], Portfolio Manager / 1993

1.	Peter Wilson has announced his intention to retire from Allspring Global Investments (UK) Limited on May 16, 2022. He will continue to serve as a portfolio manager of the Fund through that date. After May 16, 2022, all references to Peter Wilson in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Henrietta Pacquement, CFA International Bond Fund	Ms. Pacquement joined Allspring UK or one of its predecessor firms in 2006, where she currently serves as a Senior Portfolio Manager and Head of the Investment Grade - Europe team.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Funds	Sub-Adviser	Portfolio Managers
International Bond Fund	Allspring UK	Michael Lee Henrietta Pacquement, CFA Alex Perrin Lauren van Biljon, CFA

Portfolio Manager Fund Holdings
Sub-Adviser / Portfolio Manager	Funds	Dollar Range of Holdings in Fund
Allspring UK
Henrietta Pacquement, CFA[1]	International Bond Fund	$0
1.	Messrs. Lee, Perrin, Temple and Wilson and Mses. Pacquement and Van Biljon are non-U.S. residents and therefore do not hold shares of the Allspring Funds.

February 22, 2022	IFR022/P1001SP